FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The effectiveness of the hedging relationships designated by the Group, as well as the impacts on profit or loss and other comprehensive income (Details) - COP ($)
$ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fixed interest rate
Disclosure of financial assets investments and derivatives [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	$ 663	$ 14,158	$ (3,678)